Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary cash flow information:
Cash paid for interest	$ 379,978	$ 374,648	$ 349,415
Cash paid for income taxes, net of tax refund	689,954	542,625	552,711
Tax Benefit From Stock Options Exercised 1	8,529	8,882	21,008
Supplemental disclosures of cash flow information, details for acquisitions:
Acquisition purchase price allocation assets acquired	(2,505,027)	(417,669)	(2,519,189)
Acquisition purchase price allocation liabilities assumed	450,808	31,335	241,342
Noncontrolling interest subject to put provisions	95,015	15,460	123,210
Noncontrolling interest	328,997	9,104	104,947
Acquisition purchase price allocation notes payable and long term debt	18,253	66,917	6,624
Cash paid	(1,611,954)	(294,853)	(2,043,066)
Less cash acquired	132,433	6,858	173,278
Net cash paid for acquisitions	(1,479,521)	(287,995)	(1,869,788)
Cash Paid For Investments	(274,913)	(195,921)	(387)
Cash paid for intangible assets	(24,624)	(11,809)	(8,733)
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets	$ (1,779,058)	$ (495,725)	$ (1,878,908)